Goodwill and intangible assets with indefinite useful lives - Summary of goodwill and brands by segment and former segment (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	€ 30,994	€ 31,738	€ 29,921
Goodwill
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	15,173	15,507	14,375
Goodwill | North America
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	10,412	10,790
Goodwill | Enlarged Europe
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	1,899	2,092
Goodwill | Middle East & Africa
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	0	0
Goodwill | South America
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	1,550	1,461
Goodwill | China and India & Asia Pacific
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	170	185
Goodwill | Maserati
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	514	514
Goodwill | Other activities
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	628	465
Brands
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	15,796	16,212	€ 15,527
Brands | North America
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	11,795	12,220
Brands | Enlarged Europe
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	2,876	3,021
Brands | Middle East & Africa
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	0	0
Brands | South America
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	0	0
Brands | China and India & Asia Pacific
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	0	0
Brands | Maserati
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	972	971
Brands | Other activities
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	€ 153	€ 0